Fair Value Measurements (Tables)	2 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value

Description	Level	June 30, 2020
Assets:
Cash held in Trust Account	1	$230,000,000